Offerings - Offering: 1	Oct. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.750% Senior Notes due 2034
Amount Registered | shares	540,650,000
Proposed Maximum Offering Price per Unit	0.99672
Maximum Aggregate Offering Price	$ 538,876,668
Fee Rate	0.01531%
Amount of Registration Fee	$ 82,502.02
Offering Note
(1)
The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on
Form S-3 (No. 333-264452), in
accordance with Rules 456(b) and 457(r) under the Securities Act. Amounts are based on the October 25, 2024 euro/U.S. dollar exchange rate of €1.00 = $1.0813, as published by the U.S. Federal Reserve Board.